Income Taxes (Details 3) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Significant components of the deferred tax assets
Net operating loss carryforwards	$ 1,986,000	$ 207,000
Credits	124,000	31,000
Start-up costs	72,000	74,000
Accumulated Depreciation	282,000	71,000
Other	129,000	11,000
Net deferred tax assets	2,593,000	394,000
Valuation allowance for deferred tax assets	$ (2,593,000)	$ (394,000)
Reconciliation of incomes taxes using statutory income tax rate, compared to effective rate
Federal tax benefit at the expected statutory rate (as a percent)	34.00%	34.00%
State income tax, net of federal tax benefit (as a percent)	(0.07%)	(3.08%)
Loss on extinguishment of debt	(11.48%)
Adjustment to fair value of derivative liabilities	63.20%	(18.64%)
Non-deductible expenses (as a percent)	(6.63%)	(0.45%)
Change in valuation allowance (as a percent)	(81.58%)	(9.93%)
Other (as a percent)	2.45%	(1.92%)
Income tax benefit - effective rate (as a percent)	(0.11%)	(0.02%)